Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 10,082	$ 5,915
Interest bearing deposits with banks	181,525	148,556
Cash and cash equivalents	191,607	154,471
Investment securities available for sale, at fair value	26,613	31,278
Investment securities held to maturity (fair value of $1,430 at December 31, 2019 and $1,292 at December 31, 2018)	1,167	1,113
Total investment securities	27,780	32,391
Loans held for sale	190	419
Loans, net of unearned income	1,420,749	1,241,157
Less: Allowance for loan losses	(21,811)	(19,075)
Net loans	1,398,938	1,222,082
Accrued interest receivable	6,069	5,191
Premises and equipment, net	6,946	6,783
Restricted stock	7,440	5,858
Bank owned life insurance (BOLI)	26,410	25,809
Deferred tax asset	6,285	6,511
Other	9,495	7,883
Total Assets	1,681,160	1,467,398
Deposits
Noninterest-bearing deposits	259,269	360,329
Interest-bearing deposits	1,079,950	823,544
Total deposits	1,339,219	1,183,873
FHLBNY borrowings	134,650	104,650
Subordinated debentures	13,403	13,403
Accrued interest payable	2,260	1,390
Other	12,204	9,086
Total liabilities	1,501,736	1,312,402
Equity
Preferred stock,1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; 500 shares and 1,224 shares outstanding at December 31, 2019 and 2018, respectively	500	1,224
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 12,132,855 shares and 10,953,081 shares at December 31, 2019 and 2018, respectively	1,213	1,095
Additional paid-in capital	134,706	112,807
Retained earnings	44,143	42,079
Accumulated other comprehensive loss	58	(633)
Treasury stock, 284,522 shares at December 31, 2019 and 2018, at cost	(3,015)	(3,015)
Total shareholders’ equity	177,605	153,557
Noncontrolling interest in consolidated subsidiaries	1,819	1,439
Total equity	179,424	154,996
Total liabilities and equity	$ 1,681,160	$ 1,467,398